Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Credit risk description	The RMB depreciated by 1.5% from December 31, 2023 to December 31, 2024 and depreciated by 1.7% from December 31, 2022 to December 31, 2023.
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	31.10%	27.30%	19.70%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.80%		10.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.70%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	17.80%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	15.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	11.20%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	22.10%	23.40%	48.50%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	25.00%	13.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	21.10%	10.20%	15.20%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	16.30%	12.30%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	15.90%		14.60%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.30%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.70%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.10%
Customer 5 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.20%
Credit Risk [Member]
Concentration Risk [Line Items]
Deposited financial institutions	$ 86,508	$ 268,102
Deposited insurance amount	64,000			$ 500,000
Credit Risk [Member] | China, Yuan Renminbi
Concentration Risk [Line Items]
Deposited insurance amount	500,000
Credit Risk [Member] | CHINA
Concentration Risk [Line Items]
Deposited insurance amount	77,000
Credit Risk [Member] | HONG KONG
Concentration Risk [Line Items]
Deposited financial institutions	$ 22,279	$ 18,267